General	6 Months Ended
Jun. 30, 2020
General [Abstract]
GENERAL
NOTE 1 -	GENERAL

A.	Reporting Entity

Foresight Autonomous Holdings Ltd. (the "Company") is an Israeli resident company incorporated in Israel. The address of the Company's registered office is 7 Golda Meir St., Ness Ziona, Israel. The unaudited condensed consolidated interim financial statements of the Company as of June 30, 2020, comprise the Company and its subsidiaries in Israel (together referred to as the "Group"). The Company, by means of its subsidiary, Foresight Automotive Ltd. ("Foresight Automotive"), is a technology company engaged in the design, development and commercialization of stereo/quad-camera vision systems for the automotive industry. The Company's vision systems are based on 3D video analysis, advanced algorithms for image processing and sensor fusion. In addition, the Company, by means of its subsidiary, Eye-Net Mobile Ltd. ("Eye-Net Mobile"), is also engaged in the design and development of V2X (vehicle-to-everything) cellular-based accident prevention solutions that connect users and infrastructure through smart cellular-based platforms. V2X is a wireless technology that enables communication between vehicles, infrastructure, and other devices in the vicinity, grid, home, and network. The ordinary shares of the Company, no par value each (the "Ordinary Shares"), are registered for trade on the Tel Aviv Stock Exchange Ltd. In addition, since June 15, 2017, the Company has American Depository Shares ("ADSs") registered with the U.S. Securities and Exchange Commission ("SEC"). The ADSs are listed on The Nasdaq Capital Market; the ratio of the Company's Ordinary Shares to ADSs is 5:1.

B.	The Group's activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated within the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

C.	The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. To date, the Company has not generated revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses for the foreseeable future until it completes development of its products. The Company had cash and cash equivalents and short-term deposits of $17,441 as of June 30, 2020. Management expects to continue to fund its operations primarily through utilization of its current financial resources and through additional raises of capital. The Company intends to raise such capital through the issuance of additional equity financing. However, if such financing is not available at adequate levels, the Company will need to reevaluate its operating plan and may be required to delay the development of its products. The Company expects that its cash and cash equivalents and short term deposits as of June 30, 2020 will be sufficient to fund operating expenses and capital expenditure requirements for a period of at least one year from the date these unaudited condensed consolidated financial statements are filed with the SEC.

D.	The coronavirus ("COVID-19"), which was declared in March 2020 by the World Health Organization as a pandemic, has had a significant impact on global markets and the economy of many countries, including countries in which the Company operates. As the ultimate impact on the global economy of the COVID-19 pandemic remains unclear, the Company anticipates that it will have a continuing impact on global economies in the near future. While the COVID-19 pandemic has not materially affected the Company's operations as of the date hereof, the extent to which the COVID-19 pandemic shall impact the Company's operations will depend on future developments. In particular, the continued spread of COVID-19 globally could materially adversely impact the Company's operations, mainly due to travel restrictions which could impact our sales and marketing as well as the ability to continue to raise capital.